Net Income Per Common Share	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Net Income Per Common Share
Net Income Per Common Share
Basic net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding during each period. Diluted net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding, as adjusted for the assumed exercise of dilutive common stock warrants and common stock options using the treasury stock method.
The following tables illustrate the reconciliation of the numerators and denominators of the basic and diluted earnings per common share (EPS) calculations.  Dilutive securities in the tables below exclude common stock options and warrants with exercise prices that exceed the average market price of the Company’s common stock during the periods presented.  Inclusion of these common stock options and warrants would be anti-dilutive to the diluted earnings per common share calculation.

(Dollars in thousands, except per share data)	Three Months Ended March 31, 2017
	Net Income	Weighted-average shares	Per share amount
Basic earnings per common share: Net income	$1,949	8,026,037	$0.24
Effect of dilutive securities:
Stock options and warrants		278,552
Diluted EPS:
Net income plus assumed conversion	$1,949	8,304,589	$0.23

(Dollars in thousands, except per share data)	Three Months Ended March 31, 2016
	Net Income	Weighted-average shares	Per share amount
Basic earnings per common share:
Net income	$2,222	7,939,366	$0.28
Effect of dilutive securities:
Stock options and warrants		197,342
Diluted EPS:
Net income plus assumed conversion	$2,222	8,136,708	$0.27

For the three months ended March 31, 2017 and 2016, 9,900 and 20,585 options, respectively, were anti-dilutive and were not included in the computation of diluted earnings per common share.